Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	June 30, 2020	June 30, 2019
Accounts receivable	$454,411	$1,853,041
Less: Allowance for doubtful accounts	-	-
Total accounts receivables	$454,411	$1,853,041